Taxation (Tables)	12 Months Ended
Dec. 31, 2011
Taxation
Components of income taxes

	For the years ended December 31,
	2009		2010		2011
	Overseas Entities	PRC Entities	Overseas Entities	PRC Entities	Overseas Entities	PRC Entities
	RMB	RMB	RMB	RMB	RMB	RMB
Current income tax expense	2,420,685	11,319,861	23,177,519	38,222,762	8,905,442	68,669,388
Deferred income tax (credit) / expense	(3,788,920)	2,743,411	(6,335,583)	7,551,446	(12,408,199)	(164,833)
Foreign withholding tax expense	19,996,289	14,621,086	14,055,414	12,324,774	11,297,575	9,024,158
PRC withholding tax on undistributed earnings	19,744,931	-	-	-	76,380,924	-

Income tax expense	38,372,985	28,684,358	30,897,350	58,098,982	84,175,742	77,528,713

Reconciliation of the difference between PRC statutory income tax rate and the effective income tax rate

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Statutory income tax rate	25%	25%	25%
Effect on tax incentive and holiday	(24.1)%	(17.9)%	(16.0)%
Effect due to tax-exempt entities	(0.2)%	0.1%	0.4%
Change in valuation allowance	0.7%	2.5%	1.3%
Effect of the overseas withholding taxes	3.2%	2.9%	1.8%
Effect of the PRC withholding tax on undistributed earnings	1.8%	0%	6.7%
Effective on permanent difference	(1.3)%	(2.1)%	(0.9)%
Others	1.0%	(0.8)%	(4.1)%

Effective income tax rate	6.1%	9.7%	14.2%

The effects of the tax incentive and holidays granted to the subsidiaries and VIEs of the Company

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Effect of tax incentive and holiday	265,317,929	164,043,428	182,757,137
Basic net earnings per ordinary share effect	1.05	0.66	0.75

Deferred tax assets and deferred tax liabilities

	December 31, 2010	December 31, 2011
	RMB	RMB
Deferred tax assets:
Foreign withholding tax	1,309,990	1,242,505
Net operating loss carryforwards	32,744,011	75,807,559
Current reserves and accruals	8,897,918	9,257,387
Depreciation and amortization	668,776	4,684,389
R&D Credit	-	15,626,769
Others	2,824,941	38,689,870

Total deferred tax assets	46,445,636	145,308,479
Less: Valuation allowance	(34,355,314)	(51,217,697)

Total deferred tax assets net off valuation allowance	12,090,322	94,090,782
Deferred tax liabilities:
PRC withholding tax on undistributed earnings	19,637,071	96,017,995
Intangible assets arisen from business combination	14,140,077	39,851,028
Others	13,260,250	10,795,393

Total deferred tax liabilities	47,037,398	146,664,416

Net deferred tax assets (liabilities)	(34,947,076)	(52,573,634)

Movement of valuation allowance

	For the years ended December 31,
	2010	2011
	RMB	RMB
Balance at beginning of the year	10,944,625	34,355,314
Current year addition	23,829,975	19,768,409
Current year reversal	(419,286)	(2,906,026)

Balance at end of the year	34,355,314	51,217,697